Dividends (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends
Cash dividend	$ 19,946,745	$ 11,866,670	$ 20,209,842
Ordinary Shares
Dividends
Cash dividend approved by the board of directors (in dollars per share)	$ 0.15	$ 0.15	$ 0.25
ADS shares
Dividends
Cash dividend approved by the board of directors (in dollars per share)	$ 0.15	$ 0.15	$ 0.25